Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Accounting Standards Update and Change in Accounting Principle
The following table presents the impacts in connection with the adoption of LDTI, effective as of January 1, 2021 as well as cross references to the applicable notes herein for additional information:

	Balance, Beginning of Year	Cumulative Effect Adjustment as of January 1, 2021	Updated balances post-adoption of LDTI
(in millions)
Reinsurance assets - Fortitude Re, net of allowance for credit losses and disputes(a)	$29,158	$7,666	$36,824
Reinsurance assets - other, net of allowance for credit losses and disputes(a)	2,707	433	3,140
Deferred income taxes	3,640	310	3,950
Deferred policy acquisition costs and value of business acquired(b)	7,363	3,137	10,500
Market risk benefit assets(c)	—	338	338
Other assets(d)	3,428	396	3,824
Total assets	$410,155	$12,280	$422,435
Future policy benefits for life and accident and health insurance(e)	$54,660	$10,522	$65,182
Policyholder contract deposits(e)	154,892	(6,471)	148,421
Market risk benefit liabilities(c)	—	8,739	8,739
Other policyholder funds(f)	2,492	248	2,740
Other liabilities(g)	9,954	399	10,353
Total liabilities	$370,323	$13,437	$383,760
Shareholders’ net investment(h)	$22,579	$1,192	$23,771
Accumulated other comprehensive income(h)	14,653	(2,349)	12,304
Total Corebridge Shareholders' net investment	37,232	(1,157)	36,075
Total equity	39,781	(1,157)	38,624
Total liabilities, redeemable noncontrolling interest and shareholder’s net investment	$410,155	$12,280	$422,435
(a)     Refer to Note 7 for additional information on the transition impacts associated with LDTI.
(b) Refer to Note 8 for additional information on the transition impacts associated with LDTI.
(c)     Refer to Note 13 for additional information on the transition impacts associated with LDTI.
(d)     Other assets include deferred sales inducement assets. Refer to Note 8 for additional information on the transition impacts associated with LDTI.
(e)     Refer to Note 12 for additional information on the transition impacts associated with LDTI.
(f)     Other policyholder funds include URR. Refer to Note 12 for additional information on the transition impacts associated with LDTI.
(g)    Other liabilities include deferred cost of reinsurance liabilities. Refer to Note 7 for additional information on the transition impacts associated with LDTI.
(h)    Includes a correction of $158 million to increase shareholders' net investment and decrease AOCI.
The following table presents the impacts in connection with the adoption of LDTI, effective as of January 1, 2021 on our previously reported Consolidated Balance Sheets as of December 31, 2022 and 2021:

December 31, 2022	As Previously Reported	Effect of Change	Updated balances post-adoption of LDTI
(in millions)
Reinsurance assets - Fortitude Re, net of allowance for credit losses and disputes	$27,794	$(950)	$26,844
Reinsurance assets - other, net of allowance for credit losses and disputes	2,980	(463)	2,517
Deferred income taxes	9,162	(331)	8,831
Deferred policy acquisition costs and value of business acquired	13,179	(2,616)	10,563
Market risk benefit assets	—	796	796
Other assets	2,852	(331)	2,521
Total assets	$364,217	$(3,895)	$360,322
Future policy benefits for life and accident and health insurance	$57,266	$(6,748)	$50,518
Policyholder contract deposits	158,966	(2,908)	156,058
Market risk benefits liabilities	—	4,736	4,736
Other policyholder funds	3,331	(446)	2,885
Other liabilities	8,775	301	9,076
Total liabilities	$355,068	$(5,065)	$350,003
Retained earnings	$16,121	$2,086	$18,207
Accumulated other comprehensive income	(15,947)	(916)	(16,863)
Total Corebridge Shareholders' equity	8,210	1,170	9,380
Total equity	9,149	1,170	10,319
Total liabilities, redeemable noncontrolling interest and equity	$364,217	$(3,895)	$360,322

December 31, 2021	As Previously Reported	Effect of Change	Updated balances post-adoption of LDTI
(in millions)
Reinsurance assets - Fortitude Re, net of allowance for credit losses and disputes	$28,472	$5,630	$34,102
Reinsurance assets - other, net of allowance for credit losses and disputes	2,932	169	3,101
Deferred income taxes	4,837	(41)	4,796
Deferred policy acquisition costs and value of business acquired	8,058	2,540	10,598
Market risk benefit assets	—	610	610
Other assets	3,303	311	3,614
Total assets	416,212	9,219	425,431
Future policy benefits for life and accident and health insurance	57,751	6,519	64,270
Policyholder contract deposits	156,846	(5,301)	151,545
Market risk benefits liabilities	—	7,499	7,499
Other policyholder funds	2,849	30	2,879
Other liabilities	9,903	328	10,231
Total liabilities	387,284	9,075	396,359
Retained earnings	8,859	2,078	10,937
Accumulated other comprehensive income	10,167	(1,934)	8,233
Total Corebridge Shareholders' equity	27,086	144	27,230
Total equity	28,845	144	28,989
Total liabilities, redeemable noncontrolling interest and equity	$416,212	$9,219	$425,431
The following table presents the impacts in connection with the adoption of LDTI on our previously reported Consolidated Statements of Income (Loss) for the years ended December 31, 2022 and 2021:

December 31, 2022	As Previously Reported	Effect of Change	Updated balances post-adoption of LDTI
(in millions, except per common share data)
Premiums	$5,093	$(2)	$5,091
Policy fees	2,972	(58)	2,914
Total net realized gains (losses)	8,013	(1,922)	6,091
Total revenues	26,679	(1,982)	24,697
Benefits and expenses:
Policyholder benefits	7,332	(612)	6,720
Change in the fair value of market risk benefits, net	—	(958)	(958)
Interest credited to policyholder account balances	3,696	36	3,732
Amortization of deferred acquisition costs and value of business acquired	1,431	(411)	1,020
Non-deferrable insurance commissions	636	(68)	568
Total benefits and expenses	16,219	(2,013)	14,206
Income (loss) before income tax expense (benefit)	10,460	31	10,491
Income tax expense (benefit):	1,991	21	2,012
Net income (loss)	8,469	10	8,479
Net income (loss) attributable to Corebridge	$8,149	10	$8,159
Income (loss) per common share attributable to Corebridge common shareholders:
Common stock - Basic	$12.61	$0.02	$12.63
Common stock - Diluted	$12.59	$0.01	$12.60

December 31, 2021	As Previously Reported	Effect of Change	Updated balances post-adoption of LDTI
(in millions, except per common share data)
Premiums	$5,637	$16	$5,653
Policy fees	3,051	(46)	3,005
Total net realized gains (losses)	1,855	(103)	1,752
Total revenues	23,390	(133)	23,257
Benefits and expenses:
Policyholder benefits	8,050	(663)	7,387
Change in the fair value of market risk benefits, net	—	(447)	(447)
Interest credited to policyholder account balances	3,549	13	3,562
Amortization of deferred acquisition costs and value of business acquired	1,057	(106)	951
Non-deferrable insurance commissions	680	(57)	623
Total benefits and expenses	13,263	(1,260)	12,003
Income (loss) before income tax expense (benefit)	10,127	1,127	11,254
Income tax expense (benefit):	1,843	239	2,082
Net income (loss)	8,284	888	9,172
Net income (loss) attributable to Corebridge	$7,355	$888	$8,243
Income (loss) per common share attributable to Corebridge common shareholders:
Basic:
Common stock Class A	$11.80	$1.38	$13.18
Common stock Class B	$7.77	$1.37	$9.14
Diluted:
Common stock Class A	$11.80	$1.38	$13.18
Common stock Class B	$7.77	$1.37	$9.14
The following table presents the impacts in connection with the adoption of LDTI on our previously reported Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2022 and 2021:

December 31, 2022	As Previously Reported	Effect of Change	Updated balances post-adoption of LDTI
(in millions)
Net income	$8,469	$10	$8,479
Other comprehensive income (loss), net of tax
Change in unrealized appreciation (depreciation) of fixed maturity securities on which allowance for credit losses was taken	(54)	(7)	(61)
Change in unrealized appreciation (depreciation) of all other investments	(26,128)	(5,567)	(31,695)
Change in fair value of market risk benefits attributable to changes in our own credit risk	—	1,294	1,294
Change in the discount rates used to measure traditional and limited payment long-duration insurance contracts	—	5,298	5,298
Other comprehensive income (loss)	(26,124)	1,018	(25,106)
Comprehensive income (loss)	(17,655)	1,028	(16,627)
Comprehensive income (loss) attributable to Corebridge	$(17,965)	$1,028	$(16,937)

December 31, 2021	As Previously Reported	Effect of Change	Updated balances post-adoption of LDTI
(in millions)
Net income	$8,284	$888	$9,172
Other comprehensive income (loss), net of tax
Change in unrealized appreciation (depreciation) of fixed maturity securities on which allowance for credit losses was taken	22	9	31
Change in unrealized appreciation (depreciation) of all other investments	(4,509)	(1,129)	(5,638)
Change in fair value of market risk benefits attributable to changes in our own credit risk	—	179	179
Change in the discount rates used to measure traditional and limited payment long-duration insurance contracts	—	1,356	1,356
Other comprehensive income (loss)	(4,506)	415	(4,091)
Comprehensive income (loss)	3,778	1,303	5,081
Comprehensive income (loss) attributable to Corebridge	$2,849	$1,303	$4,152
The following table presents the impacts in connection with the adoption of LDTI on our previously reported Consolidated Statement of Cash Flows for the years ended December 31, 2022 and 2021:

December 31, 2022	As Previously Reported	Effect of Change	Updated balances post-adoption of LDTI
(in millions)
Cash flows from operating activities:
Net income	$8,469	$10	$8,479
Adjustments to reconcile net income to net cash provided by operating activities:
Noncash revenues, expenses, gains and losses included in income (loss):
Unrealized gains in earnings - net	(1,621)	2,485	864
Change in the fair value of market risk benefits in earnings, net	—	(1,481)	(1,481)
Depreciation and other amortization	1,021	(436)	585
Changes in operating assets and liabilities:
Insurance liabilities	2,064	(1,068)	996
Premiums and other receivables and payables - net	68	(28)	40
Reinsurance assets and funds held under reinsurance treaties	409	677	1,086
Capitalization of deferred policy acquisition costs	(991)	(68)	(1,059)
Current and deferred income taxes - net	890	22	912
Other, net	577	(187)	390
Total adjustments	(5,774)	(84)	(5,858)
Net cash provided by operating activities	$2,695	$(74)	$2,621
Cash flows from financing activities:
Policyholder contract deposits	$26,508	$74	$26,582
Net cash provided by financing activities	$4,600	$74	$4,674

December 31, 2021	As Previously Reported	Effect of Change	Updated balances post-adoption of LDTI
(in millions)
Cash flows from operating activities:
Net income	$8,284	$888	$9,172
Adjustments to reconcile net income to net cash provided by operating activities:
Noncash revenues, expenses, gains and losses included in income (loss):
Unrealized gains in earnings - net	(1,573)	1,017	(556)
Change in the fair value of market risk benefits in earnings, net	—	(1,427)	(1,427)
Depreciation and other amortization	562	(149)	413
Changes in operating assets and liabilities:
Insurance liabilities	2,161	(625)	1,536
Premiums and other receivables and payables - net	226	(70)	156
Reinsurance assets and funds held under reinsurance treaties	155	152	307
Capitalization of deferred policy acquisition costs	(1,000)	(58)	(1,058)
Current and deferred income taxes - net	(70)	239	169
Other, net	(686)	(23)	(709)
Total adjustments	(5,823)	(944)	(6,767)
Net cash provided by operating activities	$2,461	$(56)	$2,405
Cash flows from financing activities:
Policyholder contract deposits	$25,387	$56	$25,443
Net cash provided by financing activities	$(809)	$56	$(753)